As filed with the Securities and Exchange Commission on May 6, 2010

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING VARIABLE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on June 7, 2010 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING BARON ASSET PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

June 29, 2010

Dear Variable Contract Owner/Plan Participant:

The Board of Directors (the “Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING Baron Asset Portfolio (“Baron Asset Portfolio”), which is scheduled for 10:00 a.m., Local time, on August 10, 2010, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Baron Asset Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of Baron Asset Portfolio with and into ING MidCap Opportunities Portfolio (“MidCap Opportunities Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”). The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of Baron Asset Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Baron Asset Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Baron Asset Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of MidCap Opportunities Portfolio instead of shares of Baron Asset Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a significantly larger portfolio which seeks long-term capital appreciation.

AFTER CAREFUL CONSIDERATION, THE BOARD OF BARON ASSET PORTFOLIO APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.  Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than August 9, 2010.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews

President and Chief Executive Officer

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ING BARON ASSET PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING Baron Asset Portfolio

Scheduled for August 10, 2010

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING Baron Asset Portfolio (“Baron Asset Portfolio”) is scheduled for 10:00 a.m., Local time, on August 10, 2010, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To vote on an Agreement and Plan of Reorganization by and between Baron Asset Portfolio and ING MidCap Opportunities Portfolio (“MidCap Opportunities Portfolio”), providing for the reorganization of Baron Asset Portfolio with and into MidCap Opportunities Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 14, 2010, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Baron Asset Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.

Secretary

June 29, 2010

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PROXY STATEMENT/PROSPECTUS

June 29, 2010

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

June 29, 2010

PROXY STATEMENT FOR:

ING BARON ASSET PORTFOLIO

(A Series of ING Partners, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-262-3862

PROSPECTUS FOR:

ING MIDCAP OPPORTUNITIES PORTFOLIO

(A Series of ING Variable Products Trust.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING Baron Asset Portfolio (“Baron Asset Portfolio”) to be held on August 10, 2010.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of Baron Asset Portfolio with and into ING MidCap Opportunities Portfolio (“MidCap Opportunities Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”).  Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

Because you, as a shareholder of Baron Asset Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of MidCap Opportunities Portfolio, this Proxy Statement also serves as a prospectus for MidCap Opportunities Portfolio.  MidCap Opportunities Portfolio is an open-end management investment company, which seeks long-term capital appreciation, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 29, 2010, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Class I, Service Class (“Class S”) and Service 2 Class (“Class S2”) prospectuses of Baron Asset Portfolio, each dated April 30, 2010, which are incorporated by reference (File No. 333-32575); and the ADV Class, Class I, Class S and Class S2 prospectuses of MidCap Opportunities Portfolio, each dated April 30, 2010.  Each Portfolio’s SAI, dated April 30, 2010, is also incorporated by reference (for Baron Asset Portfolio, File No. 333-32575; for MidCap Opportunities Portfolio, File No. 033-73140). Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The semi-annual report for each Portfolio for the fiscal period ended June 30, 2009 and the annual report for each Portfolio for the fiscal year ended December 31, 2009 (for Baron Asset Portfolio, File No. 811-08319; for MidCap Opportunities Portfolio, File No. 811-8220) are incorporated herein by reference. For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the

SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A. You should also consult the ADV Class, Class I, Class S and Class S2 prospectuses, each dated April 30, 2010, for more information about MidCap Opportunities Portfolio.

The Proposed Reorganization

At a meeting held on March 25, 2010, the Board of Baron Asset Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Baron Asset Portfolio to MidCap Opportunities Portfolio in exchange for shares of beneficial interest of MidCap Opportunities Portfolio;

•                  the assumption by MidCap Opportunities Portfolio of the liabilities of Baron Asset Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of MidCap Opportunities Portfolio to the shareholders of Baron Asset Portfolio; and

•                  the complete liquidation of Baron Asset Portfolio.

As a result of the Reorganization, each owner of ADV Class, Class I, Class S and Class S2 shares of Baron Asset Portfolio would become a shareholder of the corresponding share class of MidCap Opportunities Portfolio.  The Reorganization is expected to be effective on August 21, 2010, or such other date as the parties may agree (the “Closing Date”).

Shares of MidCap Opportunities Portfolio would be distributed to shareholders of Baron Asset Portfolio so that each shareholder would receive a number of full and fractional shares of MidCap Opportunities Portfolio equal to the aggregate value of shares of Baron Asset Portfolio held by such shareholder.

Each shareholder will hold, immediately after the Closing Date, shares of MidCap Opportunities Portfolio having an aggregate value equal to the aggregate value of the shares of Baron Asset Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  Both Portfolios have similar investment objectives - Baron Asset Portfolio seeks capital appreciation, while MidCap Opportunities Portfolio seeks long-term capital appreciation;

•                  Both Portfolios invest in mid-capitalization companies; under normal market conditions, Baron Asset Portfolio invests primarily in the securities of mid-sized growth companies with market capitalizations of $1.5 billion to $12 billion as measured at the time of purchase, while MidCap Opportunities Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stocks of mid-sized U.S. companies;

•                  The sub-adviser to Baron Asset Portfolio seeks to identify investments for the Portfolio through its fundamental analysis and may have the Portfolio take large positions in companies in which the sub-adviser has great conviction, while the sub-adviser to, MidCap Opportunities Portfolio uses a stock selection process that combines quantitative screening with fundamental analysis to select investments for that Portfolio;

•                  Baron Asset Portfolio has a shorter operational history as it commenced operations on January 3, 2006, while MidCap Opportunities Portfolio was launched on May 5, 2000;

•                  Directed Services LLC (“DSL”) and Bamco, Inc. (“Bamco”) are the investment adviser and sub-adviser, respectively, to Baron Asset Portfolio, while ING Investments, LLC (“ING Investments”) and ING Investment Management Co. (“ING IM”) are the investment adviser and sub-adviser, respectively, to MidCap Opportunities Portfolio;

•                  Both the gross and net expense ratios for shareholders of all classes of the disappearing Baron Asset Portfolio are expected to decrease as a result of the Reorganization;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and

Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges, redemption of shares, and related fees;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or the “Distributor”);

•                  If shareholders approve the Reorganization, the adviser or sub-adviser to MidCap Opportunities Portfolio may sell all or a portion of the portfolio securities that it acquired from Baron Asset Portfolio after the Closing Date, as discussed in “Portfolio Transitioning” on page 22; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Baron Asset Portfolio nor its shareholders, nor MidCap Opportunities Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Baron Asset Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio are shown in the following table. For detailed information about the Portfolios’ expenses, including each Portfolio’s management fees and distribution (12b-1) and shareholder servicing fees, please see the section titled “Expense Tables” and the table titled “Annual Portfolio Operating Expenses” on pages 20-21.

Gross Expenses Before the Reorganization(1):

	ADV Class	Class I	Class S	Class S2
Baron Asset Portfolio	1.85%	1.35%	1.60%	1.85%

MidCap Opportunities Portfolio	1.41%	0.91%	1.16%	1.41%

Net Expenses Before the Reorganization (After Fee Waiver) (1)

	ADV Class	Class I	Class S	Class S2
Baron Asset Portfolio(2)	1.55%	1.05%	1.30%	1.45%

MidCap Opportunities Portfolio(2) (3)	1.36%	0.86%	1.11%	1.26%

After the Reorganization: MidCap Opportunities Portfolio Pro Forma

	ADV Class	Class I	Class S	Class S2
Gross estimated expenses	1.41%	0.91%	1.16%	1.41%
Net estimated expenses(2) (3)	1.36%	0.86%	1.11%	1.26%

(1)       The Portfolios’ expenses are based on each Portfolio’s actual expenses for the fiscal year ended December 31, 2009.

(2)       Each Portfolio’s investment adviser is contractually obligated to limit expenses of the respective Portfolio through at least May 1, 2011, subject to possible recoupment by the adviser within three years. The obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. Each expense limitation agreement is automatically renewed for one-year terms unless terminated by the Portfolio or the adviser upon written notice at least 90 days prior to the end of the then current term or upon termination of the management agreement. IFD is also contractually obligated to waive a portion of the distribution fee for each Portfolio’s Class S2 shares through May 1, 2011. There is no guarantee the fee waiver will continue after May 1, 2011. The waiver will continue only if the distributor elects to renew it.

(3)       ING Investments is contractually obligated to further limit expenses of MidCap Opportunities Portfolio through May 2, 2011. There is no guarantee the additional expense limit will continue after May 2, 2011.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of the outstanding shares present in person or by proxy shall constitute a quorum at the meeting. A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless after the adjournment a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF BARON ASSET PORTFOLIO APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Baron Asset Portfolio and MidCap Opportunities Portfolio:

	Baron Asset Portfolio	MidCap Opportunities Portfolio
Investment Objective	The Portfolio seeks capital appreciation.	The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

•      Under normal market conditions, the Portfolio invests primarily in securities of mid-sized growth companies. As a general matter, the sub-adviser defines mid-sized growth companies as those having a market capitalization of $1.5 billion to $12 billion at the time of purchase.

•      The Portfolio may invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks.

•      The Portfolio may also invest in debt securities of all types, including but not limited to, notes, bonds, debentures and money market instruments, and in convertible instruments. The debt securities in which the Portfolio may invest may be rated or unrated, and may include below-investment-grade securities or “junk bonds” or unrated securities of equivalent credit quality. The Portfolio relies on the sub-adviser’s assessment of the issuer’s securities and does not use independent ratings organizations.

•      The Portfolio may invest up to 10% of its assets in illiquid securities. In addition, the Portfolio may invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may engage in derivatives transactions, including selling covered call options or purchasing put options on equity and debt securities and entering into swap agreements.

•      The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

•      The sub-adviser seeks growth companies that it believes are undervalued by the market at prices that it perceives as attractive relative to projected future cash flows and asset values. The sub-adviser selects companies for the Portfolio based upon capital appreciation potential, and looks for: securities that it believes have favorable price-to-value characteristics, based on its assessment of their business’

•      Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stocks of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

•      The Portfolio normally invests in companies that the sub-adviser believes have above average prospects for growth.

•      For this Portfolio, mid-sized companies are those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of December 31, 2009, ranged from $262.5 million to $15.5 billion.

•      The Portfolio may also invest in derivative instruments and foreign securities.

•      The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

•      In managing the Portfolio, the sub-adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth and validate the sub-adviser’s expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the sub-adviser.

•      The sub-adviser may sell securities for a variety of reasons, such as to secure gains,

	Baron Asset Portfolio	MidCap Opportunities Portfolio

prospects for future growth and profitability; and businesses that it believes are well managed, have significant long-term growth prospects and have significant barriers to competition.

•      In seeking investments for the Portfolio, the sub-adviser focuses on the long-term fundamental prospects of companies, rather than on historical operating results or current earnings expectations.

•      The sub-adviser first looks for investments supported by long-term demographic, economic and societal “mega-trends.” Then, the sub-adviser uses bottom-up fundamental research, including visits and interviews with portfolio company management, their major competitors, and their customers, to identify companies in which the Portfolio may invest.

•      Through its fundamental analysis, the sub-adviser seeks to identify companies with one or more of the following characteristics: ability to grow its business substantially within a four- to five-year period; a special business “niche” that creates unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities.

•      The Portfolio may take large positions in companies in which the sub-adviser has great conviction.

•      The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Investment Adviser	DSL	ING Investments

Sub-Adviser	Bamco	ING IM

Portfolio Manager	Andrew Peck	Jeff Bianchi and Uri Landesman

As you can see from the chart, both Portfolios have similar investment objectives - Baron Asset Portfolio seeks capital appreciation, while MidCap Opportunities Portfolio seeks long-term capital appreciation. Both Portfolios invest in mid-capitalization companies - under normal market conditions, Baron Asset Portfolio invests primarily in the securities of mid-sized growth companies with market capitalizations of $1.5 billion to $12 billion as measured at the time of purchase, while MidCap Opportunities Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stocks of mid-sized U.S. companies. Finally, while the sub-adviser to Baron Asset Portfolio seeks to identify investments for the Portfolio through its fundamental analysis and may have the Portfolio take large positions in companies in which the sub-adviser has great conviction, the sub-adviser to MidCap Opportunities uses a stock selection process that combines quantitative screening with fundamental analysis to select investments for that Portfolio. Please refer to the

“Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of December 31, 2009:

	Baron Asset Portfolio		MidCap Opportunities Portfolio

Net Assets	$ 8,775,240		$ 572,763,681

Number of Holdings	75		87

Portfolio Turnover Rate	14%		169%

Average market capitalization of companies in the Portfolio	$5,654,065,796		$59,571,962,301

Market Capitalization range of companies in the Portfolio

Holdings in companies with market capitalizations over $10 billion

(as a % of market value*)

Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)

Holdings in companies with market capitalizations less than $1 billion

(as a % of market value*)

	12.10% 82.52% —		24.74% 65.77% —

Top 5 Sectors (as % of net assets)	Commercial Services	12.1%	Retail	8.0%
	Diversified Financial Services	9.5%	Software	7.7%
	Retail	9.0%	Semiconductors	6.8%
	Healthcare — Products	8.2%	Electronics	6.4%
	Transportation	4.6%	Computers	6.3%

U.S. Equity Securities (as a % of market value*)	94.62%		86.51%

Foreign Securities (as a % of market value*)	5.38%		9.07%

Top 5 Country Weightings* (as % of net assets)	United States	93.95%	United States	89.12%
	Bermuda	2.65%	Bermuda	3.09%
	Switzerland	1.45%	Cayman Islands	1.50%
	Canada	1.24%	Canada	1.45%
			Switzerland	1.30%

Top 10 Holdings* (as a % of net assets)	Charles Schwab Corp.	3.8%	NetApp, Inc.	2.4%
	Idexx Laboratories, Inc.	3.0%	Cognizant Technology Solutions Corp.	2.3%
	CH Robinson Worldwide, Inc.	2.9%	Coca-Cola Enterprises, Inc.	2.2%
	Equinix, Inc.	2.9%	BMC Software, Inc.	2.0%
	DeVry, Inc.	2.8%	Coach, Inc.	2.0%
	Polo Ralph Lauren Corp.	2.7%	Marvell Technology Group Ltd.	2.0%
	Arch Capital Group Ltd.	2.6%	Invesco Ltd.	1.8%
	Eaton Vance Corp.	2.6%	Hospira, Inc.	1.7%
	Factset Research Systems, Inc.	2.3%	QLogic Corp.	1.7%
	Fastenal Co.	2.2%	Bed Bath & Beyond, Inc.	1.7%

*              Excluding short-term investments.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because the Portfolios have some similar investment strategies, some of the risks of investing in Baron Asset Portfolio are the same as the risks of investing in MidCap Opportunities Portfolio. The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Principal Risks	Baron Asset Portfolio	MidCap Opportunities Portfolio
Call	X
Company	X	X
Convertible Securities	X
Counterparty	X	X
Credit	X
Currency	X	X
Derivatives	X	X
Equity Securities	X	X
Foreign Investments	X	X
Growth Investing	X	X
High Yield	X
Interest Rate	X
Investment Model		X
Liquidity	X	X
Manager	X	X
Market	X	X
Mid-Capitalization Companies	X	X
Other Investment Companies	X	X
Securities Lending	X	X

Call Risk.  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company Risk.  The price of a given company’s stock could decline for many reasons, including poor management, financial problems or business challenges. If a company goes bankrupt, its stock could become worthless.

Convertible Securities Risk. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, which are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stock into which they convert, they are subject to market risk.

Counterparty Risk. The entity with whom the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, the Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions.

Credit Risk.  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency Risk.  To the extent that a Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency or foreign currency-denominated securities may reduce the value of the portfolio’s assets.

Derivatives Risk.  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of a Portfolio and reduce its returns. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. The investment of a Portfolio’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio; thus exaggerating any increase or decrease in the net asset value of the portfolio. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and further that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or for prices that do not reflect current market value. A Portfolio’s adviser or sub-adviser might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a Portfolio.

Equity Securities Risk.  The value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular issuer or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Foreign Investments Risk.  To the extent a Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions, and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, trade or diplomatic disputes, creation of monopolies, and the seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security.

Foreign investment risks typically are greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets for securities generally.

Growth Investing Risk.  Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

High-Yield Securities Risk. High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Interest Rate Risk.  With bonds and other debt securities, a rise in interest rates generally causes values to fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model Risk.  The sub-adviser’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a sub-adviser to evaluate securities or securities markets are based on the sub-adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Liquidity Risk.  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager Risk.  A Portfolio is subject to manager risk because it is an actively managed investment Portfolio. The adviser, the sub-adviser or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market Risk.   Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which a portfolio invests. Rather, the market could favor securities to which a portfolio is not exposed or may not favor equities at all.

Mid-Capitalization Companies Risk.  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies Risk.  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because a Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Other investment companies include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an equity index. The main risk of investing in other investment companies is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stock of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. A Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Securities Lending Risk.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

To generate additional income, a Portfolio may lend securities to financial institutions that are believed to be creditworthy by the adviser. When lending securities, a Portfolio will receive cash or U.S. government securities as collateral. A Portfolio retains its custodian to serve as its securities lending agent for these activities.

When a Portfolio lends its securities, it is responsible for investing the cash it receives as collateral from the borrower, and the Portfolio could incur losses in connection with the investment of such collateral, often referred to as “investment risk.” A Portfolio will minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity.

A Portfolio may also lose money from the failure of a borrower to return a borrowed security in a timely manner, often referred to as “borrower default risk.” In the event of a borrower default, a Portfolio will be protected to the extent the Portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. In addition, a Portfolio will be protected by its securities lending agent, which has agreed to indemnify the Portfolio from losses resulting from borrower default.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio.  The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of broad measures of market performance for the same period.  The bar charts show the performance of each Portfolio’s Class I shares for each year since inception.  Shares of each class of each Portfolio will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return. Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Baron Asset Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class I shares’ best and worst quarterly returns during this period were: Best: 2nd Quarter 2009, 19.42% and Worst: 4th Quarter 2008, (27.49)%.

MidCap Opportunities Portfolio

Year-by-Year Total Returns (%) (1) (2)

(For the periods ended December 31 of each year)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	During the period shown in the chart, the Class I shares’ best and worst quarterly returns during this period were: Best: 4th Quarter 2001, 23.12% and Worst: 3rd Quarter 2001, (28.03)%.

Average Annual Total Return

(For the periods ended December 31, 2009)

	1 Year (or life of Class)	5 Years (or life of Class)	10 Years (or life of Class)
Baron Asset Portfolio(1)
ADV Class	33.95%	(1.41)%	N/A
Russell Midcap® Index(2) (3)	40.48%	(1.25)%	N/A
Russell Midcap® Growth Index(3) (4)	46.29%	(1.37)%	N/A
Class I	34.79%	(0.83)%	N/A
Russell Midcap® Index(2) (3)	40.48%	0.02%	N/A
Russell Midcap® Growth Index(3) (4)	46.29%	0.11%	N/A
Class S	34.33%	(3.07)%	N/A
Russell Midcap® Index(2) (3)	40.48%	(2.14)%	N/A
Russell Midcap® Growth Index(3) (4)	46.29%	(1.98)%	N/A
MidCap Opportunities Portfolio(5)
ADV Class	40.65%	2.88%	N/A
Russell Midcap® Growth Index(3) (4)	46.29%	(3.18)%	N/A
Russell Midcap® Index(2) (3)	40.48%	(4.59)%	N/A
Class I	41.44%	5.70%	(1.01)%
Russell Midcap® Growth Index(3) (4)	46.29%	2.40%	(1.46)%
Russell Midcap® Index(2) (3)	40.48%	2.43%	4.64%
Class S	41.04%	5.49%	2.61%
Russell Midcap® Growth Index(3) (4)	46.29%	2.40%	2.42%
Russell Midcap® Index(2) (3)	40.48%	2.43%	5.15%

(1)          ADV Class, Class I and Class S shares of Baron Asset Portfolio commenced operations on January 18, 2006, January 3, 2006 and May 3, 2006, respectively. No performance is shown for Class S2 because that share class did not have a full year of performance as of December 31, 2009.

(2)          The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index. The index returns do not reflect deductions for fees, expenses or taxes.

(3)          Reflects index performance since the date closest to the Class’ inception for which data is available.

(4)          The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratio and higher forecasted growth values. The index returns do not reflect deductions for fees, expenses or taxes.

(5)          ADV Class, Class I and Class S shares of MidCap Opportunities Portfolio commenced operations on December 29, 2006, May 5, 2000 and May 7, 2001, respectively. No performance is shown for Class S2 because that share class did not have a full year of performance as of December 31, 2009.

Additional information regarding MidCap Opportunities Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of MidCap Opportunities Portfolio, see “Appendix B: Additional Information Regarding ING MidCap Opportunities Portfolio.”

Management Fees

Each Portfolio pays its investment adviser - DSL for Baron Asset Portfolio and ING Investments for MidCap Opportunities Portfolio - a management fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a % of average daily net assets)

Baron Asset Portfolio	0.95% on the first $2 billion; 0.90% on the next $1 billion; 0.85% on the next $1 billion; and 0.80% thereafter.

MidCap Opportunities Portfolio	0.75% on the first 250 million; 0.70% on the next $400 million; 0.65% on the next $450 million; and 0.60% thereafter.

If the Reorganization is approved by shareholders, MidCap Opportunities Portfolio will continue to pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAIs of the Portfolios, each dated April 30, 2010.

Sub-Adviser Fees

DSL and ING Investments each pay the sub-adviser to Baron Asset Portfolio and MidCap Opportunities Portfolio- Bamco and ING IM, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of each respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by each adviser to the sub-adviser, as a percentage of each respective Portfolio’s average daily net assets::

Portfolio	Sub-Adviser Fees (as a % of average daily net assets)

Baron Asset Portfolio	0.60%

MidCap Opportunities Portfolio	0.3375% on the first $250 million; 0.3150% on the next $400 million; 0.2925% on the next $450 million; and 0.2700% thereafter.

If the Reorganization is approved by shareholders, ING Investments will continue to pay ING IM, the sub-adviser to MidCap Opportunities Portfolio the same sub-advisory fee currently in place for MidCap Opportunities Portfolio. For more information regarding the sub-advisory fees for each Portfolio, please see the SAI of each Portfolio, dated April 30, 2010.

With respect to Baron Asset Portfolio, as a result of the Reorganization, the investment management subsidiaries of ING Groep N.V. (“ING Groep”), as a group, will be able to retain the entire advisory fee.  Based on the net assets of the Baron Asset Portfolio as of December 31, 2009, the additional retained amount is estimated to be $6,300 in the first year and $29,200 per year thereafter.

Administration Fees

Pursuant to separate administrative services agreements between ING Funds Services, LLC (“IFS”) and each of ING Partners, Inc. (“IPI”) on behalf of Baron Asset Portfolio, and ING Variable Products Trust (IVPT) on behalf of MidCap Opportunities Portfolio, IFS provides all administrative services in support of each Portfolio and is responsible for the supervision of the Portfolios’ other service providers.  As compensation for its services, IFS receives a monthly fee from each Portfolio.  The fee is computed daily and payable monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets.

If the Reorganization is approved, shareholders of the surviving MidCap Opportunities Portfolio will continue to pay the current fee for administrative services.

Distribution and Service Fees

The ADV Class, Class S and Class S2 shares of the Portfolios pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below. Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Expense Limitation Arrangements

DSL has entered into a written expense limitation agreement with Baron Asset Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by DSL within three years. The expense limitation agreement shall continue until May 1, 2011. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written notice of termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the management agreement. Pursuant to the expense limitation agreement, the expense limits for Baron Asset Portfolio are 1.55%, 1.05%, 1.30% and 1.45% for ADV Class, Class I, Class S and Class S2 shares, respectively.

ING Investments has entered into a written expense limitation agreement with MidCap Opportunities Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by DSL within three years. The expense limitation agreement shall continue until May 1, 2011. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the management agreement. Pursuant to the expense limitation agreement, the expense limits for MidCap Opportunities Portfolio are 1.40%, 0.90%, 1.10% and 1.30% for ADV Class, Class I, Class S and Class S2 shares, respectively.

ING Investments has also agreed to further limit the expenses of MidCap Opportunities Portfolio. Pursuant to this agreement, the expense limits for the Portfolio are 1.35%, 0.85%, 1.10%, and 1.25% for ADV Class, Class I, Class S and Class S2 shares, respectively. The agreement will continue through at least May 2, 2011.  There is no guarantee that the expense limitation agreement will be extended after this date.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Baron Asset Portfolio	MidCap Opportunities Portfolio

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Baron Asset Portfolio nor MidCap Opportunities Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the fiscal year ended December 31, 2009.  Pro forma expenses, which are the estimated expenses of MidCap Opportunities Portfolio after giving effect to the proposed Reorganization, would be the same as the current expenses of MidCap Opportunities Portfolio.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Baron Asset Portfolio	MidCap Opportunities Portfolio
ADV Class
Management Fee	0.95%	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%	0.50%
Administrative Services Fee	0.10%	0.10%
Other Expenses	0.30%	0.08%
Acquired Fund Fees and Expenses	—	0.01%
Total Annual Portfolio Operating Expenses	1.85%	1.41	%(4)
Waivers and Reimbursements(2) (3)	(0.30)%	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.55%	1.36%

CLASS I
Management Fee	0.95%	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	—	—
Administrative Services Fee	0.10%	0.10%
Other Expenses	0.30%	0.08%
Acquired Fund Fees and Expenses	—	0.01%
Total Annual Portfolio Operating Expenses	1.35%	0.91	%(4)
Waivers and Reimbursements(2) (3)	(0.30)%	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.05%	0.86%

CLASS S
Management Fee	0.95%	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	0.25%
Administrative Services Fee	0.10%	0.10%
Other Expenses	0.30%	0.08%
Acquired Fund Fees and Expenses	—	0.01%
Total Annual Portfolio Operating Expenses	1.60%	1.16	%(4)
Waivers and Reimbursements(2) (3)	(0.30)%	(0.05)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.30%	1.11%

CLASS S2
Management Fee	0.95%	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%	0.50%
Administrative Services Fee	0.10%	0.10%
Other Expenses	0.30%	0.08%
Acquired Fund Fees and Expenses	—	0.01%
Total Annual Portfolio Operating Expenses	1.85%	1.41	%(4)
Waivers and Reimbursements(2) (3)	(0.40)%	(0.15)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.45%	1.26%

(1)

The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of December 31, 2009, as adjusted for contractual changes and waivers, if any.

(2)

Each Portfolio’s investment adviser is contractually obligated to limit expenses of the respective Portfolio through at least May 1, 2011, subject to possible recoupment by the adviser within three years. The obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. Each expense limitation agreement is automatically renewed for one-year terms unless terminated by the Portfolio or the adviser upon written notice at least 90 days prior to the end of the then current term or upon termination of the management agreement. IFD is also contractually obligated to waive a portion of the distribution fee for each Portfolio’s Class S2 shares through May 1, 2011. There is no guarantee the fee waiver will continue after May 1, 2011. The waiver will continue only if the distributor elects to renew it.

(3)

ING Investments is contractually obligated to further limit expenses of MidCap Opportunities Portfolio through May 2, 2011. There is no guarantee the additional expense limit will continue after May 2, 2011.

(4)

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and compare these costs with the cost of investing in other mutual funds. The cost of investing in the combined Portfolio after the Reorganization is estimated to be the same as the current cost of investing in MidCap Opportunities Portfolio.  The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Baron Asset Portfolio(1)				MidCap Opportunities Portfolio(1)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class	$158	$553	$973	$2,145	$138	$441	$766	$1,687
Class I	$107	$398	$711	$1,598	$88	$285	$499	$1,115
Class S	$132	$476	$843	$1,875	$113	$364	$633	$1,405
Class S2	$148	$543	$963	$2,137	$128	$431	$757	$1,678

(1)             The Examples reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Transitioning

If the Reorganization is approved by shareholders, all of the portfolio securities and other assets of Baron Asset Portfolio are expected to be delivered to MidCap Opportunities Portfolio upon the closing of the Reorganization.  After the Closing Date, the sub-adviser to MidCap Opportunities Portfolio may sell all or a portion of the portfolio securities and other assets that it acquired from Baron Asset Portfolio.  The proceeds of such sales may be held in temporary investments or invested in assets that ING IM wishes for MidCap Opportunities Portfolio to hold, and MidCap Opportunities Portfolio may not be immediately fully invested in accordance with its stated investment strategies.  Furthermore, sales or purchases by MidCap Opportunities Portfolio after the Closing Date may be made at a disadvantageous time and would result in increased transactional costs, which are ultimately borne by the Portfolio’s shareholders, and may result in the realization of taxable gains or losses for the Portfolio.

Key Differences in the Rights of Baron Asset Portfolio’s Shareholders and MidCap Opportunities Portfolio’s Shareholders

Baron Asset Portfolio is organized as a separate series of IPI, a Maryland corporation and is governed by its Articles of Incorporation and Bylaws. MidCap Opportunities Portfolio is organized as a separate series of IVPT, a Massachusetts business trust, and is governed by its Declaration of Trust and Bylaws. Key differences in IPI’s Articles of Incorporation/Bylaws and IVPT’s Declaration of Trust/Bylaws, as they affect shareholders of Baron Asset Portfolio and MidCap Opportunities Portfolio, are presented below.

Baron Asset Portfolio	MidCap Opportunities Portfolio

At any meeting of shareholders duly called for the purpose, shareholders have the power to elect and remove Directors by the vote of a majority of all the shares entitled to vote. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term.

The shareholders of IVPT shall elect Trustees at shareholder meetings called for that purpose to the extent required by the 1940 Act. The Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of trustees prior to such removal, specifying the date when such removal shall become effective.

The liquidation of the Portfolio in which there are shares then outstanding may be authorized by vote of a majority of the Board of Directors then in office, subject to the approval of a majority of the outstanding shares of the Portfolio, as defined in the 1940 Act.

The Trust or any Series thereof may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the Trust Property or the property of any Series, including its good will, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders of the Trust or series called for the purpose by the affirmative vote of the holders of a majority of the Shares of the Trust or Series.

Because Baron Asset Portfolio is organized as a series of a Maryland corporation and MidCap Opportunities Portfolio is organized as a series of a Massachusetts business trust, there are some differences between the rights of shareholders of the Portfolios.  Under Maryland law, shareholders of Baron Asset Portfolio have no personal liability for the Portfolio’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, IVPT’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio.  As such, shareholders of MidCap Opportunities Portfolio have no personal liability for the Portfolio’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Baron Asset Portfolio in exchange for shares of beneficial interest of MidCap Opportunities Portfolio and the assumption by MidCap Opportunities Portfolio of Baron Asset Portfolio’s liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of MidCap Opportunities Portfolio to shareholders of Baron Asset Portfolio, as provided for in the Reorganization Agreement.  Baron Asset Portfolio will then be liquidated.

Each shareholder of ADV Class, Class I, Class S and Class S2 shares of Baron Asset Portfolio will hold, immediately after the Closing Date, the corresponding share class of MidCap Opportunities Portfolio having an aggregate value equal to the aggregate value of the shares of Baron Asset Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of MidCap Opportunities Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Baron Asset Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The Reorganization was presented for consideration to the Board of Directors/Trustees of the Portfolios at a meeting held on March 25, 2010. The Board of Directors/Trustees of each Portfolio, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the Reorganization, and that the Reorganization is in the interests of such Portfolio and its shareholders.

The Reorganization will allow Baron Asset Portfolio’s shareholders to continue to participate in a professionally managed portfolio that seeks long-term capital appreciation.

Board Considerations

The Board of Baron Asset Portfolio, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the proposed Reorganization to Baron Asset Portfolio’s shareholders;

•                  the expense ratios and information regarding fees and expenses of Baron Asset Portfolio and MidCap Opportunities Portfolio, including that the gross and net expense ratios for shareholders of all classes of the disappearing Baron Asset Portfolio are expected to decrease after the Reorganization;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  changes in the investment objectives, policies, restrictions, management and portfolio holdings of Baron Asset Portfolio as a result of the Reorganization;

•                  the investment performance of the Portfolios relative to their respective benchmarks;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization;

•                  that the expenses of the Reorganization (discussed below) will be borne by DSL (or an affiliate);

•                  that if the Reorganization is approved by shareholders, the adviser or sub-adviser to Baron Asset Portfolio may sell a portion of the Portfolio’s holdings after the Closing Date, as described more fully in “Portfolio Transitioning” on page 22; and

•                  the future potential benefits to DSL in that its costs to advise both Portfolios may be reduced if the Reorganization is approved.

The Board of Baron Asset Portfolio recommends that shareholders approve the Reorganization.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither Baron Asset Portfolio nor its shareholders, nor MidCap Opportunities Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Baron Asset Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne by DSL (or an affiliate). The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization do not include the transaction costs resulting from the sales or purchases of portfolio securities by MidCap Opportunities Portfolio after the Closing Date, which are ultimately borne by Portfolio shareholders.

Future Allocation of Premiums

Shares of Baron Asset Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Baron Asset Portfolio will be allocated to MidCap Opportunities Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Baron Asset Portfolio is organized as a separate series of IPI, an open-end management investment company organized as a Maryland corporation.  IPI is governed by a Board of Directors consisting of ten members.  For more information on the history of IPI, see the SAI of Baron Asset Portfolio.

MidCap Opportunities Portfolio is organized as a separate series of IVPT, an open-end management investment company organized as a Massachusetts business trust.  IVPT is governed by a Board of Trustees consisting of ten members.  For more information on the history of IVPT, see the SAI of MidCap Opportunities Portfolio.

Advisers and Sub-Advisers

DSL, a Delaware limited liability company, serves as the investment adviser to Baron Asset Portfolio.  DSL has overall responsibility for the management of the Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2009, DSL managed approximately $38.3 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly-owned subsidiary of ING Groep, which is located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include DSL, ING Investments and their affiliates, would be divested by ING Groep by the end of 2013.  While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ advisory agreements, which may trigger the need for shareholder approval of new agreements.

Pursuant to a sub-advisory agreement, DSL has engaged Bamco, as sub-adviser to Baron Asset Portfolio to provide the day-to-day management of the Portfolio. Bamco, a a subsidiary of Baron Capital Group, Inc., has been an investment adviser since March 6, 1987. The principal address of Bamco is 767 Fifth Avenue, New York, New York 10153. As of December 31, 2009, Bamco had assets under management of approximately $14.6 billion.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either the Portfolio’s Board or DSL. In the event the agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume day-to-day investment management of the Portfolio. DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to Baron Asset Portfolio’s annual report for the fiscal year ended December 31, 2009.

ING Investments, an Arizona limited liability company, serves as the investment adviser to MidCap Opportunities Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly- owned subsidiary of ING Groep. ING Investments became an investment management firm in April of 1995. As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of MidCap Opportunities Portfolio.

ING Investments has engaged ING IM to serve as sub-adviser to MidCap Opportunities Portfolio. ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board. The sub-advisory agreement can be terminated by either the Portfolio’s Board or ING Investments.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to MidCap Opportunities Portfolio’s annual report for the fiscal year ended December 31, 2009.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Baron Asset Portfolio’s shareholders, then as soon as practicable before the Closing Date, Baron Asset Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of April 15, 2010, and on a pro forma basis as of April 15, 2010, giving effect to the Reorganization:

	Baron Asset Portfolio	MidCap Opportunities Portfolio	Adjustments		MidCap Opportunities Portfolio Pro Forma
ADV Class
Net Assets	$2,111,711	$1,808,545	$(498,194	)(1)	$3,422,062
Net Asset Value Per Share	$10.37	$9.89			$9.89
Shares Outstanding	203,728	182,779	(40,495	)(2)	346,012

CLASS I
Net Assets	$2,616,210	$280,652,953	$(617,215	)(1)	$282,651,948
Net Asset Value Per Share	$10.59	$10.08			$10.08
Shares Outstanding	247,102	27,837,010	(43,244	)(2)	28,040,868

CLASS S
Net Assets	$5,015,879	$377,314,433	$(1,183,344	)(1)	$381,146,968
Net Asset Value Per Share	$10.47	$9.89			$9.89
Shares Outstanding	479,299	38,168,256	(108,933	)(2)	38,538,622

CLASS S2
Net Assets	$5,284	$5,358	$(1,247	)(1)	$9,395
Net Asset Value Per Share	$10.39	$9.91			$9.91
Shares Outstanding	508	541	(101	)(2)	948

(1) Includes adjustment for repatriated seed money of ING Baron Asset Portfolio that will not be acquired in merger.

(2) Reflects new shares issued, net of retired shares of ING Baron Asset Portfolio.  (Calculation:  Net Assets ÷ NAV per share)

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting. Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 29, 2010.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, the shareholder may submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Baron Asset Portfolio a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Baron Asset Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote Baron Asset Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Baron Asset Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Participating Insurance Companies and Qualified Plans as the Portfolio’s shareholders in determining whether a quorum is present.

Each shareholder of Baron Asset Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Baron Asset Portfolio at the close of business on May 14, 2010 (the “Record Date”) will be entitled to be present and give voting instructions for Baron Asset Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on August 9, 2010.  As of the Record Date, the following shares of beneficial interest of Baron Asset Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class
Class I
Class S
Class S2
Total

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless after the adjournment a new record date is fixed. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

[To the knowledge of DSL and ING Investments, as of May 14, 2010, no current Director/Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Portfolio.]

Appendix C hereto lists the persons that, as of May 14, 2010 owned beneficially or of record 5% or more of the outstanding shares of any class of Baron Asset Portfolio or MidCap Opportunities Portfolio.

Other Matters to Come Before the Special Meeting

Baron Asset Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Baron Asset Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Baron Asset Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,

Secretary

June 29, 2010

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this        day of                         , 2010, by and between ING Variable Products Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING MidCap Opportunities Portfolio (the “Acquiring Portfolio”), and ING Partners, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING Baron Asset Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for the Adviser Class (“ADV Class”), Class I, Class S and Class S2 voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (“Acquired Portfolio Shareholders”).  The aggregate net asset value of ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be so credited to shareholders of ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class I, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of a ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the ADV Class, Class I, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same Class determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be August 21, 2010 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date, unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct PNC Global Investment Servicing (U.S.), Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted; or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.              REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Portfolio, represents and warrants to the Trust as follows:

(a)       The Acquired Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Company, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)        Since December 31, 2009, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under

Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.817-5 thereunder;

(m)      All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)       The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Company as follows:

(a)       The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)       Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  The Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2009 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)        Since December 31, 2009, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.817-5 thereunder;

(l)        All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)       The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)       That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          The Company, on behalf of the Acquired Portfolio, covenants that the Company will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder; and (b) the Trust’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Company, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          The Trust shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Company shall reasonably request;

6.3.          The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Company, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of the Company, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          The Company, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Company;

7.3.          The Company shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4.          The Company, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Company’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to the Company and the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company and the Trust.  Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9.             BROKERAGE FEES AND EXPENSES

9.1.          The Company, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser).  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before November 30, 2010, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Company or the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey P. Falgout Jr., in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquiring Portfolio or the corporate property of the Acquired Portfolio, as the case may be, as provided in the Declaration of Trust of the Trust and the Articles of Incorporation of the Company, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING VARIABLE PRODUCTS TRUST on behalf of its
ING MIDCAP OPPORTUNITIES PORTFOLIO Series

By:

Name:

Title:

ING PARTNERS, INC. on behalf of its
ING BARON ASSET PORTFOLIO Series

By:

Name:

Title:

APPENDIX B

ADDITIONAL INFORMATION REGARDING

ING MIDCAP OPPORTUNITIES PORTFOLIO (THE “PORTFOLIO”)

About Your Investment

The Portfolio’s shares may be offered to Variable Contracts, Qualified Plans outside the separate account context, custodial accounts and certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (the “Board”) directed ING Investments, LLC (“ING Investments” or the “Adviser”) to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”) or under the terms of an exemptive order granted by the Securities and Exchange Commission (the “SEC”).

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. To the extent the Portfolio invests in other open-end funds (other than ETFs), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Management of the Portfolio

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly- owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE:ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its affiliates, would be divested by ING Groep by the end of 2013.  While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolio and potential termination of the Portfolio’s advisory agreements, which may trigger the need for shareholder approval of new agreements.

ING Investments became an investment management firm in April, 1995.  As of December 31, 2009, ING Investments managed approximately $46.5 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio’s Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2009.

Sub-Adviser and Portfolio Manager

ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as sub-adviser to the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.  Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2009, ING IM managed approximately $61.3 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio:

Jeff Bianchi, Portfolio Manager, joined ING IM in 1994. Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for the firm’s small-capitalization equity strategies.

Uri Landesman, Senior Vice President and Portfolio Manager for ING IM, joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated Investors (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated Investors, he served as an investment professional with Arlington Capital Management. Mr. Landesman began his career at Sanford C. Bernstein & Co.

Additional Information Regarding Portfolio Managers

The Portfolio’s Statement of Additional Information, dated April 30, 2010, provides additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Administrative Services

ING Funds Services, LLC (“Administrator”) serves as administrator to the Portfolio and receives an annual administrative services fee equal to 0.10% of the Portfolio’s average daily net assets..

Portfolio Distribution

The Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”).  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, AZ  85258.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from the FINRA.

Additional Information Regarding the Classes of Shares

MidCap Opportunities Portfolio’s shares are classified into Adviser Class (“ADV Class”), Class I, Service Class (“Class S”) and Service 2 Class (“Class S2”). The classes are identical except for different expenses, certain related rights and certain shareholder services.  All classes of the Portfolio have a common investment objective and investment portfolio.

Distribution and Shareholder Service Plans

The Portfolio has a Shareholder Service and Distribution Plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for the ADV Class, Class S and Class S2 shares of the Portfolio. Under these plans, the Portfolio pays certain fees to IFD, the Portfolio’s principal underwriter, for IFD’s distribution/shareholder services for the ADV Class, Class S and Class S2 shares.  Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the 12b-1 Plan for the ADV Class shares, IFD is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the ADV Class shares of the Portfolio.  The shareholder services fee is paid for the shareholder services and account maintenance services provided by IFD to the Portfolio and could be used by IFD to pay securities dealers (including IFD) and other financial institutions, plan administrators, and organizations for servicing shareholder accounts.  The distribution fee would be paid for IFD’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of ADV Class shares of the Portfolio.

Under the 12b-1 Plan for the Class S shares, IFD is paid an annual distribution/shareholder service fee at the rate of 0.25% as a percentage of average daily net assets of the Class S shares of the Portfolio.  The distribution/shareholder service fee may be used to cover expenses incurred in promoting the sale of Class S shares and for providing shareholder services and/or account maintenance services to shareholders.  IFD may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including affiliates.

Under the 12b-1 Plan for the Class S2 shares, IFD is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the Class S2 shares of each Portfolio.  IFD has agreed to waive 0.10% of the distribution fee for Class S2 shares.  The shareholder services fee is paid for the shareholder services and account maintenance services provided by IFD to the Portfolio and could be used by IFD to pay securities dealers (including IFD) and other financial institutions, plan administrators, and organizations for servicing shareholder accounts.  The distribution fee would be paid for IFD’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of Class S2 shares of the Portfolio.

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a portfolio which does not invest in foreign securities. For example, if trading in a security held by a portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Payments to Financial Intermediaries

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolio paying fees under the Portfolio’s Distribution Plan and Service Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping, or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of April 30, 2010, the Distributor has entered in such arrangements with the following insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if a portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the previous calendar quarter (e.g., the Portfolio will post the quarter ending June 30 holdings on July 31). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31.  The Portfolio will send financial statements to its shareholders at least semi-annually.  An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

Dividends and Distributions

The Portfolio declares and pays dividends from net investment income at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio’s dividends may constitute a return of capital

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax adviser before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”), including requirements with respect to diversification of assets, distribution of income and sources of income.  As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gain.  The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level.

See the Portfolio’s SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING MidCap Opportunities Portfolio’s financial statements, which have been audited by KPMG LLP an independent registered public accounting firm.

			Income (loss) from investment operations			Less distributions									Ratios to average net assets						Supplemental data
Year or period ended	Net asset value, beginning of year or period		Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From realized gains	Total distributions	Payments by affiliates (Note 14)		Net asset value, end of year or period		Total Return (1)		Expenses before reductions/ additions(2) (3)	Expenses, net of fee waivers and/or recoupments, if any(2) (3)		Expenses, net of all reductions/ additions (2) (3)		Net investment income (loss) (2) (3)	Net assets, end of year or period	Portfolio turnover rate
	($)		($)	($)	($)	($)	($)	($)	($)		($)		(%)		(%)	(%)		(%)		(%)	($000’s)	(%)
ING MidCap Opportunities Portfolio
Class ADV
12-31-09	6.32		0.03 •	2.54	2.57	0.01	—	0.01	—		8.88		40.65		1.40	1.14	†	1.14	†	0.36 †	957	169
12-31-08	10.20		(0.03)•	(3.85)	(3.88)	—	—	—	0.00	*	6.32		(38.04	) (a)	1.38	1.20	†	1.20	†	(0.40)†	1	191
12-31-07	8.16		(0.07)	2.11	2.04	—	—	—	—		10.20		25.00		1.39	1.40		1.40		(0.79)	1	186
12-29-06(4)-12-31-06	8.16	*†	(0.00)*	—	(0.00)*	—	—	—	—		8.16	(b)	—		1.45	1.40		1.40		(1.40)	1	139
Class I
12-31-09	6.40		0.04	2.61	2.65	0.02	—	0.02	—		9.03		41.44		0.90	0.64	†	0.64	†	0.46 †	238,426	169
12-31-08	10.26		0.01	(3.87)	(3.86)	—	—	—	0.00	*	6.40		(37.62	) (a)	0.88	0.70	†	0.70	†	0.11 †	195,295	191
12-31-07	8.16		(0.03)	2.13	2.10	—	—	—	—		10.26		25.74		0.89	0.90		0.90		(0.39)	91,459	186
12-31-06	7.57		(0.03)	0.62	0.59	—	—	—	—		8.16		7.79		0.95	0.90		0.90		(0.32)	71,154	139
12-31-05	6.86		(0.02)	0.73	0.71	—	—	—	—		7.57		10.35		0.97	0.90		0.90		(0.31)	78,760	90
Class S
12-31-09	6.29		0.02	2.56	2.58	0.01	—	0.01	—		8.86		41.04		1.15	0.89	†	0.89	†	0.25 †	333,376	169
12-31-08	10.10		(0.00)*	(3.81)	(3.81)	—	—	—	0.00	*	6.29		(37.72	) (a)	1.13	0.90	†	0.90	†	(0.02)†	249,953	191
12-31-07	8.05		(0.06)	2.11	2.05	—	—	—	—		10.10		25.47		1.14	1.10		1.10		(0.59)	33,491	186
12-31-06	7.48		(0.05)	0.62	0.57	—	—	—	—		8.05		7.62		1.20	1.10		1.10		(0.53)	33,810	139
12-31-05	6.79		(0.04)	0.73	0.69	—	—	—	—		7.48		10.16		1.22	1.10		1.10		(0.51)	41,989	90
Class S2
02-27-09(4)-12-31-09	5.55		0.01	3.34	3.35	0.01	—	0.01	—		8.89		60.41		1.40	1.04	†	1.04	†	0.14 †	5	169

(1) Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4) Commencement of operations.

• Calculated using average number of shares outstanding throughout the period.

* Amount is more than $(0.005) or less than $0.005

† Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

(a) There was no impact on total return due to payment by affiliate in 2008.

(b) Amount was previously reported as $8.20 and has been corrected to reflect the actual NAV.

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APPENDIX C

Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 14, 2010:

ING Baron Asset Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

C-1

ING MidCap Opportunities Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 14, 2010.

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PART B

ING VARIABLE PRODUCTS TRUST

Statement of Additional Information

June 29, 2010

Acquisition of the Assets and Liabilities of: ING Baron Asset Portfolio (A Series of ING Partners, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING MidCap Opportunities Portfolio (A Series of ING Variable Products Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Variable Products Trust (“SAI”) is available to the shareholders of ING Baron Asset Portfolio, a series of ING Partners, Inc., in connection with a proposed transaction whereby all of the assets and liabilities of ING Baron Asset Portfolio will be transferred to ING MidCap Opportunities Portfolio, a series of ING Variable Products Trust, in exchange for shares of ING MidCap Opportunities Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for ING MidCap Opportunities Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                            The SAI for ING Baron Asset Portfolio dated April 30, 2010, as filed on April 28, 2010 (File No: 333-32575) and the SAI for ING MidCap Opportunities Portfolio dated April 30, 2010, as filed on April 28, 2010 (File No: 033-73140).

2.                            The Financial Statements of ING Baron Asset Portfolio included in the Annual Report dated December 31, 2009, as filed on March 4, 2010 and the Semi-Annual Report dated June 30, 2009, as filed on September 3, 2009 (File No: 811-08319) and the Financial Statements of ING MidCap Opportunities Portfolio included in the Annual Report dated December 31, 2009, as filed on March 4, 2010 and the Semi-Annual Report dated June 30, 2009, as filed on September 3, 2009 (No: 811-8220).

Pro forma financial statements in connection with this Reorganization have not been included in this SAI since the net asset value of ING Baron Asset Portfolio, the disappearing fund, did not exceed ten percent of the net asset value of the surviving fund, ING MidCap Opportunities Portfolio, as of April 15, 2010.

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated June 29, 2010, relating to the Reorganization of ING Baron Asset Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-262-3862.  This SAI should be read in conjunction with the Prospectus/Proxy.

PORTFOLIO MANAGERS’ REPORT FOR
ING MIDCAP OPPORTUNITIES PORTFOLIO

Set forth below is an excerpt from ING MidCap Opportunities Portfolio’s Annual Report for the fiscal year ended December 31, 2009.

*              *              *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2009

In our semi-annual report we described how markets in risky assets, depressed by the financial crisis and recession, had abruptly recovered after early March to register gains through June 30, 2009. This was maintained in the second half of the fiscal year and global equities in the form of the MSCI World IndexSM(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), added 20.00%, for a return of 25.70% for the fiscal year ended December 31, 2009. (The MSCI World IndexSM returned 29.99% for the fiscal year ended December 31, 2009, measured in U.S. dollars). From the March 9, 2009 low point, the return was 60.90%. In currencies, the U.S. dollar was mixed for the year, losing 1.60% to the euro and 9.10% to the pound, but gaining 2.10% on the yen.

The rally had been credited to “green shoots”, a metaphor for signs, perhaps frail and erratic, that the worst of the financial crisis and resulting recession was over. Governments intervened massively to recapitalize companies considered systemically important, or at least to make practically unlimited amounts of liquidity available to them at low cost. These were mainly banks and other financial institutions, but in the U.S. also included major auto makers. Some financial giants in the U.S. and U.K., once thought impregnable, now sit meekly under government control. Interest rates have been reduced to record low levels to encourage these institutions to lend and generally to support demand. Bank lending has continued to stagnate, however (except in China, where banks tend to follow government directions). Corporations have instead issued bonds, which have been eagerly taken up by yield hungry investors.

“Cash-for-Clunkers” programs were successfully introduced in a number of countries, under which governments subsidized the trade-in of old vehicles for newer models. In the U.S., the government offered an $8,000 tax credit to first-time home buyers and extended jobless benefits. In Europe, to reduce the number of workers being laid off, corporations were subsidized to keep them on part time. The UK reduced Value Added Tax.

Government budget deficits have soared to modern-day records: in the U.S. alone, the deficit equaled $1.42 trillion for the fiscal year ending September 30, 2009. To keep interest rates down, the Federal Reserve Board and the Bank of England have been buying Treasury bonds in a strategy known as quantitative easing.

What will happen when large-scale government intervention ends is probably the greatest concern for investors. But China’s rate of gross domestic product (“GDP”) growth is approaching 10% again and by the end of the year some key areas of the domestic economy were clearly looking better.

House prices are rising again. The Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities was reported in December to have risen for five consecutive months, although it was still down 7.30% from a year earlier. Sales of existing homes in November rose to the highest levels since February 2007.

On the employment front, just 11,000 jobs were lost in November and by year end the number of new unemployment claims was the lowest since July 2008. Yet the unemployment rate rose to 10.00%, having peaked at 10.20% even as thousands of workers left the labor force. Wage growth continued to decelerate and the average working week still hovered near lowest recorded levels. Broad, sustainable recovery will require a much more vigorous improvement in the labor market.

The economy, after four consecutive quarterly declines, has at least started to expand again. In the third quarter of 2009, GDP in the U.S. rose by 2.20% at an annual rate.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 5.93% for the fiscal year ended December 31, 2009. But improving risk appetite, combined with concern over the large volumes of issuance and fears of longer term inflation, meant that the Barclays Capital U.S. Treasury Index(4) component returned (3.57)% while the Barclays Capital Corporate Investment Grade Bond

2

Index(5) returned 18.68%. High yield bonds, represented by the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index(6), did even better, gaining a remarkable 58.76%. The annual yield on the 90-day U.S. Treasury Bills started the year at 12 basis points and ended it at just 5 basis points.

U.S. equities, represented by the S&P 500® Composite Stock Price (“S&P 500®”) Index(7) including dividends, returned 26.46% for the fiscal year ended December 31, 2009, led by the technology and materials sectors, with telecoms and utilities lagging, albeit with positive returns. It was far from a smooth ride, and sentiment would periodically become fixated on the rather shaky foundation of the rally. Profits for S&P 500® companies suffered their ninth straight quarter of annual decline in the third quarter. But this must surely change in the fourth quarter since in the corresponding period in 2008, S&P 500® earnings were actually negative.

In international markets, the MSCI Japan® Index(8) rose 9.10% for the fiscal year, all of it in the first half. By the second quarter, GDP was rising again but it was due to net exports and government stimulus. Domestic demand was still in the doldrums, with wages down for 18 straight months and deflation again the norm. The MSCI Europe ex UK® Index(9) surged 27.70%. As in the U.S., the region’s economy returned to growth in the third quarter of 2009. Prices stopped falling in November and by year end purchasing managers’ indices were in expansion mode. Against this, unemployment was still on the rise to 9.80%. The MSCI UK® Index(10) jumped 27.60%, despite the disappointment that, alone among the world’s largest economies, a rebound in GDP had not been reported by year end. Still, by November house prices were rising on an annual basis for the first time since early 2008, unemployment stabilized and, as in Continental Europe, purchasing managers’ indices pointed firmly to expansion.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital U.S. Treasury Index is an unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

(5)  The Barclays Capital Corporate Investment Grade Bond Index is the corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

(6)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

(7)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(8)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(9)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(10)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parentheses denote a negative number.

3

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *

4

ING MIDCAP OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

ING MidCap Opportunities Portfolio (the “Portfolio”) seeks long-term capital appreciation. The Portfolio is managed by Uri Landesman, Senior Vice President and Head of International Equities, and Jeff Bianchi, Portfolio Managers of ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended December 31, 2009, the Portfolio’s Class I shares provided a total return of 41.44% compared to the Russell Midcap® Growth Index(1) and the Russell Midcap® Index(2), which returned 46.29% and 40.48%, respectively, for the same period.

Portfolio Specifics: What a difference six months makes. At the beginning of the year, investors were on edge, still reeling from the painful recession that commenced in December 2007. In most cases investors were met with a significant decline in portfolio values. Yet, March represented an inflection point — as financial companies began reporting more optimistic outlooks and a possible return to profitability. Indeed, the world economy was back from the brink, the great recession was seemingly contained and equity markets rallied. This momentum carried through the summer and fall period.

2009 was a strong year for mid-cap stocks, particularly mid-cap growth securities. In fact, the Russell Midcap® Growth Index outpaced all other Russell U.S. domestic market capitalization indices, handily beating both large- and small-cap. The old adage that claims that small-caps typically outperform as we exit a recession was disproved.

The Portfolio underperformed its benchmark due to negative stock selection. However, this was mitigated by positive sector allocation. Security selection in financials, industrials and materials acted as a drag. Conversely, an overweight, coupled with security selection in consumer discretionary added value. Additionally, an underweight in utilities proved beneficial.

Some of the strategy’s top-performers included Talisman Energy, Inc., Priceline.com, Inc. (“Priceline.com”) and NetApp, Inc. (“NetApp”). Priceline.com outperformed as earnings significantly exceeded both the company’s guidance and expectations. It continues to post strong share gains with hotel room nights sold accelerating to 44% year-over-year growth during the second quarter. When combined with improving industry travel trends and a diminished foreign exchange drag, the stock benefited from strong positive estimate revisions and multiple expansions. NetApp shares rallied during the period, helped by stronger sequential revenue and optimistic guidance for the third quarter of fiscal year 2010.

In contrast, positions in ACE Ltd. (“ACE”) and Orbital Sciences Corp. (“Orbital Sciences”) hurt performance. ACE, an insurance company was lower as fears of improper hedging of their variable annuity book were brought to light. Orbital Sciences, a defense company that specializes in small- and medium-class rockets, saw shares depreciate as possible cuts in the defense budget, specifically missile defense, were announced.

Current Strategy and Outlook: Our outlook remains bullish, though somewhat tempered owing to the significant rally exhibited during the previous two quarters. The overall sentiment for risk assets, namely mid-cap equities, remains sanguine. We also recognize the headwinds that potentially could face investors. Yet, we believe the short term may be prosperous as cost cutting measures coupled with an increase in sales could generate healthy profit margins for companies. Longer term, we believe sustainability will rest on the employment outlook both in the United States and worldwide. We are encouraged by the improving temporary employment picture, which typically is a useful indicator for permanent employment.

We remain focused on fundamental stock selection. As always, we continue to seek out companies that we believe exhibit strong relative business momentum and market recognition at appropriate prices.

5

Top Ten Holdings*
as of December 31, 2009
(as a percent of net assets)

NetApp, Inc.	2.4%
Cognizant Technology Solutions Corp.	2.3%
Coca-Cola Enterprises, Inc.	2.2%
BMC Software, Inc.	2.0%
Coach, Inc.	2.0%
Marvell Technology Group Ltd.	2.0%
Invesco Ltd.	1.8%
Hospira, Inc.	1.7%
QLogic Corp.	1.7%
Bed Bath & Beyond, Inc.	1.7%

*  Excludes short-term investments related to ING Institutional Prime Money Market Fund - Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

6

ING MidCap Opportunities Portfolio

Portfolio Manager’s Report

ING MIDCAP OPPORTUNITIES PORTFOLIO

	1 Year	5 Year	Since Inception of Class ADV December 29, 2006		Since Inception of Class I May 5, 2000		Since Inception of Class S May 7, 2001		Since Inception of Class S2 February 27, 2009
Class ADV	40.65%	—	2.88%		—		—		—
Class I	41.44%	5.70%	—		(1.01)%		—		—
Class S	41.04%	5.49%	—		—		2.61%		—
Class S2	—	—	—		—		—		60.41%
Russell Midcap® Growth Index(1)	46.29%	2.40%	(3.18	)%(3)	(1.46	)%(4)	2.42	%(5)	65.80	%(6)
Russell Midcap® Index(2)	40.48%	2.43%	(4.59	)%(3)	4.64	%(4)	5.15	%(5)	68.46	%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Opportunities Portfolio against the indices indicated. An index is unmanaged and has no cash in its portfolios, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Total returns reflect that the Investment Adviser may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract and/or a variable universal life policy. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. For variable annuity contract, please call (800) 992-0180 to get performance through the most recent month end. For variable universal life policies, please log on to www.ing.com/us to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

7

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.

(2) The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 26% of the total market capitalization of the Russell 1000® Index.

(3) Since inception performance for the indices is shown from January 1, 2007.

(4) Since inception performance for the indices is shown from May 1, 2000.

(5) Since inception performance for the indices is shown from May 1, 2001.

(6) Since inception performance for the indices is shown from March 1, 2009.

8

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card,

sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 10, 2010

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and between ING Baron Asset Portfolio and ING MidCap Opportunities Portfolio, providing for the reorganization of ING Baron Asset Portfolio with and into ING MidCap Opportunities Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 10, 2010

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING BARON ASSET PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on August 10, 2010, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and between ING Baron Asset Portfolio and ING MidCap Opportunities Portfolio, providing for the reorganization of ING Baron Asset Portfolio with and into ING MidCap Opportunities Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C:
OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of the Declaration of Trust of ING Variable Products Trust (the “Registrant”) provides the following:

(a)          Subject to the exceptions and limitations contained in paragraph (b) below:

(i)             every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)          the word “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)         No indemnification shall be provided hereunder to a Trustee or officer:

(i)             against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)          with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(iii)       in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)      by the court or other body approving the settlement or other disposition; or

(B)        based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C)        the rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(c)   Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)             such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)          a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)  (a)            Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

(b)         Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 1997 and incorporated herein by reference.

(c)          Certificate of Establishment and Designation dated April 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed on May 16, 1997 and incorporated herein by reference.

(d)         Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 12, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(e)          Certificate of Amendment of Declaration of Trust and Redesignation of Series — Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(f)            Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(g)         Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(h)         Certificate of Establishment and Designation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(i)             Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(j)             Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business - Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2001 and incorporated herein by reference.

(k)          Abolition of Series of Shares of Beneficial Interests dated December 17, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(l)             Certificate of Amendment of Declaration of Trust and Redesignation of Series dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(m)       Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 22, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(n)         ING Variable Products Trust Abolition of Series of Shares of Beneficial Interest dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2003 and incorporated herein by reference.

(o)         Establishment and Declaration of Series — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(p)         Certificate of Amendment of Declaration of Trust dated June 17, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(q)         Establishment and Designation of Series dated July 29, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(r)            Certificate of Amendment of Declaration of Trust dated June 29, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(s)          Certificate of Amendment of Declaration of Trust and Redesignation of Series dated July 29, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(t)            Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 9, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(u)         Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 30, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(v)         Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(w)       Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(x)           Establishment and Designation of Series and Classes dated November 11, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(y)         Certificate of Amendment of Declaration of Trust dated February 21, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(z)           Amended Establishment and Designation of Series and Classes of Shares (ING VP Growth + Value Portfolio) effective November 11, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(aa)    Amended Establishment and Designation of Classes (Class R shares to Class I shares) dated February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(bb)  Amended Establishment and Designation of Classes (ING VP Financial Services Portfolio) dated February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(cc)    Abolition of Series of Shares of Beneficial Interest (ING VP International and ING VP International SmallCap Growth Portfolios) dated February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(dd)  Amended Establishment and Designation of Classes dated April 4, 2005 (Class I shares of ING VP LargeCap Growth Portfolio) — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ee)    Establishment and Designation of Classes (Adviser Class of shares) dated April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ff)        Abolition of Series of Beneficial Interest (ING VP Disciplined LargeCap Portfolio and ING VP MagnaCap Portfolio) dated January 3, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(gg)  Abolition of Series of Beneficial Interest (ING VP Convertible Portfolio) dated May 16, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(hh)  Abolition of Series of Beneficial Interest (ING VP LargeCap Growth Portfolio) dated December 27, 2006 — Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)          Plan of Liquidation and Dissolution of Series — ING VP Financial Services Portfolio — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(jj)          Abolition of Series of Beneficial Interest (ING VP Financial Services Portfolio) dated September 11, 2008 — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(kk)    Abolition of Series of Beneficial Interest (ING VP High Yield Portfolio and ING VP Real Estate Portfolio) dated September 11, 2008 — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(ll)          Establishment and Designation of Classes (Service 2 Class shares) dated January 23, 2009 — Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A on February 20, 2009 and incorporated herein by reference.

(mm) Certificate of Amendment of Declaration of Trust and Redesignation of Series effective May 1, 2009 — Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A on April 29, 2009 and incorporated herein by reference.

(2)   (a)    By-laws — Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

(i)             Amendment to the By-laws of Pilgrim Variable Products Trust effective July 26, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(3)          N/A

(4)          Agreement and Plan of Reorganization between ING Partners, Inc., on behalf of its ING Baron Asset Portfolio series, and ING Variable Products Trust, on behalf of its ING MidCap Opportunities Portfolio series — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)          N/A

(6) (a)                 Amended and Restated Investment Advisory Agreement between Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC dated April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)             First Amendment, effective as of September 2, 2004, to the Amended and Restated Investment Advisory Agreement — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ii)          Second Amendment to the Amended and Restated Investment Advisory Agreement dated April 30, 2001, between ING Variable Products Trust and ING Investments, LLC, effective as of December 15, 2006— Filed as an Exhibit to Post-Effective Amendment No. 42 to the

Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(iii)                             Amended and Restated Schedule A, dated April 28, 2006, to the Amended and Restated Investment Advisory Agreement— Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2006 and incorporated herein by reference.

(iv)                            Amended and Restated Schedule A, effective November 30, 2009, with respect to the Amended and Restated Investment Advisory agreement between ING Variable Products Trust and ING Investments, LLC—Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(v)                               Side letter agreement lowering the management fee for ING MidCap Opportunities Portfolio in accordance with the Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust from May 2, 2010 through and including May 2, 2011 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(b)         Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. dated August 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on April 18, 2002 and incorporated herein by reference.

(i)             First Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of July 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(ii)          Second Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of September 1, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(iii)       Third Amendment, effective as of December 15, 2006, to the Sub-Advisory Agreement dated August 7, 2001 between ING Investments, LLC and ING Investment Management Co. — Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(iv)      Fourth Amendment, effective as of September 15, 2007, to the Sub-Advisory Agreement dated August 7, 2001 between ING Investments, LLC and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(v)         Amended Schedule A, effective November 30, 2009, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(c)          Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust effective as of February 1, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(i)                                     First Amendment, effective January 30, 2009, to the Amended and Restated Expense Limitation Agreement, effective as of February 1, 2005 between ING Investment, LLC and ING Variable Products Trust — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(ii)                                Amended Schedule A, effective November 30, 2009, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(iii)                             Side letter agreement (regarding Expense Limitation Recoupments) dated May 1, 2009 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust — Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A on April 29, 2009 and incorporated herein by reference

(7)  (a)            Distribution Agreement between Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. dated February 26, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)             Substitution Agreement dated October 8, 2002 by and between ING Variable Products Trust and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(ii)          Amended and Restated Schedule of Portfolios dated November 30, 2009 to the Distribution Agreement between ING Variable Products Trust and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(8)  N/A

(9)  (a)            Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective April 30, 2010, to the Custody Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(b)         Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective April 30, 2010, to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(ii)          Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated as of June 4, 2008 — Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(c)          Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)             Form of Amended Exhibit A, effective April 30, 210, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(10)  (a)        Shareholder Services Plan (Class S Shares) approved on August 7, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)             Amended and Restated Schedule of Portfolios dated October, 2008 to the Shareholder Services Plan (Class S Shares) — as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(ii)          Waiver letter dated March 1, 2010 for Reduction in Fee Payable under the Shareholder Services Plan for Class S shares of ING International Value Portfolio and ING MidCap Opportunities — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(b)         Amended and Restated Shareholder Services Plan (Class S shares), effective March 1, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(i) Amended Schedule dated November 2009 to the Amended and Restated Shareholder Services Plan (Class S shares) — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(c)          Shareholder Service and Distribution Plan approved on January 6, 2005 (Adviser Class Shares)— Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(i) Amended Schedule A dated November 30, 2009 to Shareholder Service and Distribution Plan - Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(d)         Shareholder Service and Distribution Plan with ING Variable Products Trust (Service 2 Class shares) approved November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A on February 20, 2009 and incorporated herein by reference.

(i) Amended Schedule A dated November 30, 2009 to the Shareholder Service and Distribution Plan — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(ii) Waiver letter dated May 1, 2010 for Reduction in Fee Payable under the ING Variable Products Trust Shareholder and Distribution Plan Service 2 Class shares — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(e)          Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Variable Products Trust approved November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A on February 20, 2009 and incorporated herein by reference.

(i) Amended Schedule A with respect to the Second Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated November 30, 2009 — Filed as an Exhibit to Post-Effective

Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(11)                            Opinion and Consent of Counsel — Filed herewith.

(12)                            Opinion and Consent of Counsel Supporting Tax Matters and Consequences — to be filed by subsequent post-effective amendment.

(13)  (a)        Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC dated May 2, 1994, as amended May 1, 1997, as restated April 30, 2000, further restated on April 30, 2001 and as further amended and restated on November 30, 2008 - Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A on April 29, 2009 and incorporated herein by reference.

(i)             Amended and Restated Schedule A, dated November 30, 2009, to the Amended and Restated Administrative Services Agreement, dated May 2, 1994, between ING Variable Products Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(b)         Agency Agreement with DST Systems, Inc. dated November 30, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amended and Restated Exhibit A, effective September 15, 2008, to the Agency Agreement with DST Systems, Inc.— Filed as an exhibit to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A on November 18, 2008 and incorporated herein by reference.

(c)          Transfer Agency Services Agreement with PNC Global Investment Servicing (U.S.) Inc., dated February 25, 2009, effective April 20, 2009 — Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A on April 29, 2009 and incorporated herein by reference.

(i) Amended Exhibit A, effective April 30, 2010, to the Transfer Agency Services Agreement, dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(d)         Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective April 30, 2010, to the Fund Accounting Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2010 and incorporated herein by reference.

(e)          Administrative and Shareholder Services Agreement with ING Funds Services, LLC and Golden American Life Insurance Company dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(f)            Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(g)         Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(h)         Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Insurance Company of America dated April 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(j)             Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Life Insurance and Annuity Company dated April 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(k)          Participation Agreement between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. dated April 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(l)             Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(m)       Participation Agreement between Pilgrim Variable Products Trust, Aetna Insurance Company of America and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance Company of America and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(n)         Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(o)         Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed November 15, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)          Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(p)         Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)          Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed September 22, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(q)         Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc. dated May 1, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement executed August 30, 2002 between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc.— Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s

Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(r)            Participation Agreement between Massachusetts Mutual Company and ING Variable Products Trust effective April 26, 2006- Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(i) Amendment to Participation Agreement executed August 30, 2002 between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc.— Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(s)          Allocation Agreement in reference to Fidelity Bond dated May 24, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amended Schedule A with Respect to the Allocation Agreement (Blanket Bond) dated May 2007 —Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(t)            Allocation Agreement in reference to Directors and Officers Liability dated May 24, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amended Schedule A with Respect to the Allocation Agreement (Directors and Officers Liability) dated May 2007 — Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2008 and incorporated herein by reference.

(14) Consent of KPMG LLP — filed herewith.

(15) N/A

(16) Powers of Attorney- Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on February 8, 2008 and are incorporated herein by reference.

(17)  N/A

ITEM 17. UNDERTAKINGS

(1)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)   The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 6th day of May, 2010.

ING VARIABLE PRODUCTS TRUST
By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	May 6, 2010
Shaun P. Mathews*	Officer and Interested Trustee

	Senior Vice President and	May 6, 2010
Todd Modic*	Chief/Principal Financial Officer

	Trustee	May 6, 2010
Colleen D. Baldwin*

	Trustee	May 6, 2010
John V. Boyer*

	Trustee	May 6, 2010
Patricia W. Chadwick*

	Interested Trustee	May 6, 2010
Robert W. Crispin*

	Trustee	May 6, 2010
Peter S. Drotch*

	Trustee	May 6, 2010
J. Michael Earley*

	Trustee	May 6, 2010
Patrick W. Kenny*

	Trustee	May 6, 2010
Sheryl K. Pressler*

	Trustee and Chairman	May 6, 2010
Roger B. Vincent*

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Attorney-in-Fact**

**           Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form.N-1A filed on February 8, 2008 and are incorporated herein by reference.

Exhibit Index

Exhibit Number	Name of Exhibits
(11)	Opinion and Consent of Counsel

(14)	Consent of Independent Registered Public Accounting Firm